Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Jan. 02, 2024	Jan. 03, 2023	Dec. 28, 2021	Dec. 29, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In accordance with Item 402(v) of SEC Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid, as defined by the SEC (“CAP”) to our principal executive officer (“PEO”) and non-PEO
Named Executive
(“Non-PEO
NEOs”) and certain aspects of our financial performance. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our Compensation Discussion & Analysis.
The following table summarizes total compensation for our PEO as set forth in our Summary Compensation Table, CAP to our PEO, average total compensation for our
Non-PEO
NEOs as set forth in our Summary Compensation Table, and average CAP to our
Non-PEO
NEOs, each as calculated in accordance with SEC rules, and certain Company and peer group performance measures for the periods indicated:

Pay versus Performance Table

									Value of Initial Fixed $100 Investment Based On (4) :		In Thousands

Fiscal Year (1)	Summary Compensation Table Total for Mr. Richmond PEO 1 (2)	Summary Compensation Table Total for Mr. Levin PEO 2 (2)	Summary Compensation Table Total for Mr. Trojan PEO 3 (2)	Compensation Actually Paid to Mr. Richmond PEO 1 (3)	Compensation Actually Paid to Mr. Levin PEO 2 (3)	Compensation Actually Paid to Mr. Trojan PEO 3 (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income (Loss)	Adjusted EBITDA 6 )

2024	$1,056,310	$4,418,732	N/A	$1,139,255	($1,060,136)	N/A	$959,604	$830,157	$92.56	$139.43	$16,687	$117,099

2023	N/A	$3,578,502	N/A	N/A	$4,253,370	N/A	$953,363	$1,032,177	$94.86	$117.55	$19,660	$103,778

2022	N/A	$2,650,029	N/A	N/A	$1,945,628	N/A	$719,955	$396,206	$69.49	$96.84	$4,076	$77,885

2021	N/A	$2,519,663	$3,711,615	N/A	$2,579,184	$4,267,251	$856,556	$861,636	$91.02	$121.51	$(3,606)	$70,523

2020	N/A	N/A	$2,420,804	N/A	N/A	$3,039,372	$696,597	$688,107	$101.40	$126.87	$(57,885)	$10,347

(1)	Mr. Richmond succeeded Mr. Levin as PEO on August 28, 2024, and Mr. Levin succeeded Mr. Trojan as PEO on September 1, 2021. Our Non-PEO NEOs for the applicable fiscal years were as follows:

•	Fiscal Year 2024: Mr. Houdek, Mr. Lynds, Mr. Shin and Mr. Tick

•	Fiscal Year 2023: Mr. Houdek, Mr. Lynds, Ms. Kendra D. Miller, and Mr. Shin

•	Fiscal Year 2022: Mr. Houdek, Mr. Lynds, Ms. Miller, and Mr. Krakower

•	Fiscal Year 2021: Mr. Houdek, Mr. Kevin E. Mayer, Mr. Lynds, and Ms. Miller

•	Fiscal Year 2020: Mr. Levin, Mr. Mayer, Mr. Lynds, Mr. Lon F. Ledwith, and Ms. Miller

(2)
Amounts reported in these columns represent the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEOs, Messrs. Richmond, Levin and Trojan, and the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for our
Non-PEO
NEOs reported for the applicable fiscal year.

(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year. A reconciliation of the adjustments for our PEOs, Messrs. Richmond, Levin and Trojan, and for the average of the
Non-PEO
NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from Summary Compensation Table amounts.

(4)
Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2019 and ending on the last day in fiscal year 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.

(5)
“Peer Group” represents the S&P 600 Restaurant Group Index, which we have identified as our peer group for purposes of Item 402(v) and which we use for purposes of compliance with Item 201(e) of Regulation
S-K.

(6)
We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance.

Reconciliation of Summary Compensation to Compensation Actually Paid (PEOs)

	Fiscal 2024		Fiscal 2023	Fiscal 2022	Fiscal 2021		Fiscal 2020

	Mr. Richmond PEO 1	Mr. Levin PEO 2	Mr. Levin PEO 1	Mr. Levin PEO 1	Mr. Levin PEO 1	Mr. Trojan PEO 2	Mr. Trojan PEO 2

Summary Compensation Table	$1,056,310	$4,418,732	$3,578,502	$2,650,029	$2,519,663	$3,711,615	$2,420,804

Minus Stock Award Reported in Summary Compensation Table for the Fiscal Year	(360,013)	(1,394,651)	(1,333,392)	(1,000,047)	(908,372)	(1,333,370)	(1,069,905)

Minus Stock Option Award Value Reported Summary Compensation Table for the Fiscal Year	(359,584)	(665,888)	(665,911)	(499,884)	(641,625)	(666,559)	(500,260)

(Minus) Plus Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	802,542	—	2,360,290	1,331,266	1,408,643	1,997,836	1,891,623

(Minus) Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	—	—	516,915	(461,714)	11,391	29,036	119,751

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—	—	69,864

(Minus) Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	—	(707,095)	(203,034)	(76,232)	183,544	511,023	84,993

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	—	(2,711,234)	—	—	—	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	—	—	—	2,210	5,940	17,670	22,502

Compensation Actually Paid	$1,139,255	$(1,060,136)	$4,253,370	$1,945,628	$2,579,184	$4,267,251	$3,039,372

Reconciliation of Average Summary Compensation to Average Compensation Actually Paid (Non-PEO NEOs)

	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021	Fiscal 2020

Summary Compensation Table	$959,604	$953,363	$719,955	$856,556	$696,597

Minus Stock Award Reported in Summary Compensation Table for the Fiscal Year	(236,301)	(175,050)	(145,877)	(219,040)	(230,778)

Minus Stock Option Award Value Reported Summary Compensation Table for the Fiscal Year	(152,001)	(87,413)	(72,903)	(85,835)	(100,054)

(Minus) Plus Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	311,324	301,001	177,747	254,557	270,478

(Minus) Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	12,280	82,436	(170,290)	1,686	15,973

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	2,404	24,223

(Minus) Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	(64,749)	(42,160)	(47,447)	49,705	8,989

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	(66,235)	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	—	—	1,256	1,603	2,679

Compensation Actually Paid	$830,157	$1,032,177	$396,206	$861,636	$688,107

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Richmond succeeded Mr. Levin as PEO on August 28, 2024, and Mr. Levin succeeded Mr. Trojan as PEO on September 1, 2021. Our Non-PEO NEOs for the applicable fiscal years were as follows:

•	Fiscal Year 2024: Mr. Houdek, Mr. Lynds, Mr. Shin and Mr. Tick

•	Fiscal Year 2023: Mr. Houdek, Mr. Lynds, Ms. Kendra D. Miller, and Mr. Shin

•	Fiscal Year 2022: Mr. Houdek, Mr. Lynds, Ms. Miller, and Mr. Krakower

•	Fiscal Year 2021: Mr. Houdek, Mr. Kevin E. Mayer, Mr. Lynds, and Ms. Miller

•	Fiscal Year 2020: Mr. Levin, Mr. Mayer, Mr. Lynds, Mr. Lon F. Ledwith, and Ms. Miller

Peer Group Issuers, Footnote	“Peer Group” represents the S&P 600 Restaurant Group Index, which we have identified as our peer group for purposes of Item 402(v) and which we use for purposes of compliance with Item 201(e) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote

	Fiscal 2024		Fiscal 2023	Fiscal 2022	Fiscal 2021		Fiscal 2020

	Mr. Richmond PEO 1	Mr. Levin PEO 2	Mr. Levin PEO 1	Mr. Levin PEO 1	Mr. Levin PEO 1	Mr. Trojan PEO 2	Mr. Trojan PEO 2

Summary Compensation Table	$1,056,310	$4,418,732	$3,578,502	$2,650,029	$2,519,663	$3,711,615	$2,420,804

Minus Stock Award Reported in Summary Compensation Table for the Fiscal Year	(360,013)	(1,394,651)	(1,333,392)	(1,000,047)	(908,372)	(1,333,370)	(1,069,905)

Minus Stock Option Award Value Reported Summary Compensation Table for the Fiscal Year	(359,584)	(665,888)	(665,911)	(499,884)	(641,625)	(666,559)	(500,260)

(Minus) Plus Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	802,542	—	2,360,290	1,331,266	1,408,643	1,997,836	1,891,623

(Minus) Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	—	—	516,915	(461,714)	11,391	29,036	119,751

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	—	—	—	69,864

(Minus) Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	—	(707,095)	(203,034)	(76,232)	183,544	511,023	84,993

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	—	(2,711,234)	—	—	—	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	—	—	—	2,210	5,940	17,670	22,502

Compensation Actually Paid	$1,139,255	$(1,060,136)	$4,253,370	$1,945,628	$2,579,184	$4,267,251	$3,039,372

Non-PEO NEO Average Total Compensation Amount	$ 959,604	$ 953,363	$ 719,955	$ 856,556	$ 696,597
Non-PEO NEO Average Compensation Actually Paid Amount	$ 830,157	1,032,177	396,206	861,636	688,107
Adjustment to Non-PEO NEO Compensation Footnote

	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021	Fiscal 2020

Summary Compensation Table	$959,604	$953,363	$719,955	$856,556	$696,597

Minus Stock Award Reported in Summary Compensation Table for the Fiscal Year	(236,301)	(175,050)	(145,877)	(219,040)	(230,778)

Minus Stock Option Award Value Reported Summary Compensation Table for the Fiscal Year	(152,001)	(87,413)	(72,903)	(85,835)	(100,054)

(Minus) Plus Year End Fair Value of Equity Awards Granted During the Fiscal Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	311,324	301,001	177,747	254,557	270,478

(Minus) Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Years	12,280	82,436	(170,290)	1,686	15,973

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	—	—	—	2,404	24,223

(Minus) Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	(64,749)	(42,160)	(47,447)	49,705	8,989

Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	(66,235)	—	—

Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	—	—	1,256	1,603	2,679

Compensation Actually Paid	$830,157	$1,032,177	$396,206	$861,636	$688,107

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and TSR The graph below illustrates the relationship between TSR and our Peer Group TSR as well as the relationship between CAP and TSR for our PEO and average Non-PEO NEOs.
Compensation Actually Paid vs. Net Income	Relationship between CAP and GAAP Net Income The graph below reflects the relationship between our PEO and average Non-PEO NEOs CAP and our Net Income (Loss) for the applicable fiscal year.
Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Adjusted EBITDA (our Company-Selected Measure)
The graph below reflects the relationship between our PEO and average
Non-PEO
NEOs CAP and our Adjusted EBITDA for the applicable fiscal year.

Total Shareholder Return Vs Peer Group	Relationship between CAP and TSR The graph below illustrates the relationship between TSR and our Peer Group TSR as well as the relationship between CAP and TSR for our PEO and average Non-PEO NEOs.
Tabular List, Table
Performance Measures Used to Link Company Performance and CAP
The following is a list of performance measures, which in our assessment represent the most important performance measures we use to link compensation actually paid to the Named Executive Officers for fiscal 2024. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance stock units. Please see the Compensation Discussion and Analysis for a further description of these metrics and how they are used in our executive compensation program.

1.	Adjusted EBITDA

2.	Comparable Restaurant Sales as measured against Black Box

3.	Weekly Sales Average

Total Shareholder Return Amount	$ 92.56	94.86	69.49	91.02	101.4
Peer Group Total Shareholder Return Amount	139.43	117.55	96.84	121.51	126.87
Net Income (Loss)	$ 16,687,000	$ 19,660,000	$ 4,076,000	$ 3,606,000	$ 57,885,000
Company Selected Measure Amount	117,099,000	103,778,000	77,885,000	70,523,000	10,347,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Comparable Restaurant Sales as measured against Black Box
Measure:: 3
Pay vs Performance Disclosure
Name	Weekly Sales Average
Mr Richmond [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,056,310
PEO Actually Paid Compensation Amount	$ 1,139,255	$ 4,253,370	$ 1,945,628	$ 2,579,184
PEO Name	Mr. Richmond
Mr. Levin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,418,732	3,578,502	2,650,029	2,519,663
PEO Actually Paid Compensation Amount	$ (1,060,136)	$ 4,253,370	$ 1,945,628	$ 2,579,184
PEO Name	Mr. Levin	Mr. Levin	Mr. Levin	Mr. Levin
Mr. Trojan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,711,615	$ 2,420,804
PEO Actually Paid Compensation Amount				$ 4,267,251	$ 3,039,372
PEO Name				Mr. Trojan	Mr. Trojan
PEO | Mr Richmond [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 802,542
PEO | Mr Richmond [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Richmond [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Richmond [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Richmond [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Richmond [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Richmond [Member] | Stock Award Value Reported In Summary Compensation Table For The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(360,013)
PEO | Mr Richmond [Member] | Option Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(359,584)
PEO | Mr. Levin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ 2,360,290	$ 1,331,266	$ 1,408,643
PEO | Mr. Levin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	516,915	(461,714)	11,391
PEO | Mr. Levin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr. Levin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(707,095)	(203,034)	(76,232)	183,544
PEO | Mr. Levin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,711,234)	0	0	0
PEO | Mr. Levin [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,210	5,940
PEO | Mr. Levin [Member] | Stock Award Value Reported In Summary Compensation Table For The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,394,651)	(1,333,392)	(1,000,047)	(908,372)
PEO | Mr. Levin [Member] | Option Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(665,888)	(665,911)	(499,884)	(641,625)
PEO | Mr. Trojan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,997,836	$ 1,891,623
PEO | Mr. Trojan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				29,036	119,751
PEO | Mr. Trojan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	69,864
PEO | Mr. Trojan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				511,023	84,993
PEO | Mr. Trojan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Trojan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				17,670	22,502
PEO | Mr. Trojan [Member] | Stock Award Value Reported In Summary Compensation Table For The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,333,370)	(1,069,905)
PEO | Mr. Trojan [Member] | Option Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(666,559)	(500,260)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	311,324	301,001	177,747	254,557	270,478
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,280	82,436	(170,290)	1,686	15,973
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	2,404	24,223
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,749)	(42,160)	(47,447)	49,705	8,989
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(66,235)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,256	1,603	2,679
Non-PEO NEO | Stock Award Value Reported In Summary Compensation Table For The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(236,301)	(175,050)	(145,877)	(219,040)	(230,778)
Non-PEO NEO | Option Award Value Reported in Summary Compensation Table for the Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (152,001)	$ (87,413)	$ (72,903)	$ (85,835)	$ (100,054)